Segments of Operations - Earnings before income taxes by segment (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	$ 305	$ 83	$ 164	$ 365	$ 361
Realized gains (losses) on securities	112	(105)	365	132	(105)
Earnings before income taxes	417	(22)	529	497	256
Annuity
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	303	89	170	363	363
Run-off Life
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	$ 2	$ (6)	$ (6)	$ 2	$ (2)